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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-6352

ING Series Funds, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  March 31

Date of reporting period:                         June 30, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Brokerage Cash Reserves
ING Aeltus Money Market Fund
ING Government Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	As of June 30, 2005 (Unaudited)

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.0%
$3,000,000	#	Cheyne 2004-1A, 3.250%, due 11/10/05	$3,000,000
3,200,000	#, I	Newcastle CDO I Ltd., 3.330%, due 10/24/05	3,200,000
3,300,000	#	Putnam Structured Product CDO, 3.240%, due 08/15/05	3,300,000
2,300,000	#	Whitehawk CDO Funding Ltd., 3.420%, due 09/15/05	2,300,000

		Total Collateralized Mortgage Obligations
		(Cost $11,800,000)	11,800,000

COMMERCIAL PAPER: 56.3%
1,250,000	@@	Alliance & Leicester Group, 3.330%, due 10/27/05	1,250,649
7,050,000		American Express Bank, 3.196%, due 03/16/06	7,050,000
6,000,000		American Express Credit Corp., 3.286%, due 10/14/05	6,001,497
900,000		American General Finance Corp., 5.875%, due 07/14/06	916,924
1,500,000	@@	ASB Bank Ltd., 2.790%, due 07/07/05	1,499,188
2,500,000	@@	ASB Bank Ltd., 3.110%, due 07/22/05	2,495,261
1,375,000	@@	ASB Bank Ltd., 3.140%, due 08/10/05	1,370,096
8,600,000	@@	ASB Bank Ltd., 3.230%, due 08/09/05	8,569,246
2,000,000	@@	Barclays Bank PLC, 3.260%, due 10/31/05	1,999,756
1,600,000		Bellsouth Telecommunications, 3.410%, due 07/01/05	1,600,000
10,300,000		Concord Minutemen Capital, 3.150%, due 07/07/06	10,300,001
3,400,000		Concord Minutemen Capital, 3.160%, due 07/07/06	3,399,974
9,700,000		Crown Point Capital Co. LLC, 2.980%, due 07/14/05	9,688,756
600,000		Danske Corp., 2.990%, due 07/18/05	599,105
1,300,000		Goldman Sachs Group, 0.000%, due 07/01/05	1,300,000
6,500,000	I	Goldman Sachs Group, 3.270%, due 02/13/06	6,500,000
3,100,000	#	Goldman Sachs Group, 3.296%, due 07/29/05	3,100,000
4,200,000		Master Funding LLC, 2.680%, due 07/07/05	4,197,809
1,600,000		Master Funding LLC, 2.880%, due 07/12/05	1,598,401
1,600,000		Master Funding LLC, 2.950%, due 07/13/05	1,598,299
2,500,000		Master Funding LLC, 3.000%, due 07/12/05	2,497,601
3,000,000		Master Funding LLC, 3.260%, due 08/09/05	2,989,178
2,000,000		Merrill Lynch & Co., Inc., 6.000%, due 07/15/05	2,002,037
1,500,000		Monument Gardens Funding LLC, 2.970%, due 07/14/05	1,498,267
12,132,000		Monument Gardens Funding LLC, 3.190%, due 08/18/05	12,079,589
2,700,000		Morgan Stanley, 3.340%, due 08/15/05	2,700,485
1,500,000		Morgan Stanley, 3.750%, due 03/27/06	1,502,919
3,888,000		Saint Germain Holdings, Ltd., 2.760%, due 07/08/05	3,885,619
6,200,000		Saint Germain Holdings, Ltd.,2.870%, due 07/12/05	6,194,070
3,000,000		Saint Germain Holdings, Ltd., 2.990%, due 07/15/05	2,996,267
1,400,000	@@	Svenska Handelsbanken, 3.010%, due 07/20/05	1,397,665
1,200,000	@@	Svenska Handelsbanken, 3.250%, due 08/03/05	1,196,326
8,000,000		Three Pillars Funding, 0.000%, due 07/01/05	8,000,000
1,214,000		Three Pillars Funding, 2.490%, due 07/05/05	1,213,581
1,700,000		Three Pillars Funding, 2.760%, due 07/08/05	1,698,957
3,000,000		Three Pillars Funding, 2.970%, due 07/14/05	2,996,533
4,000,000		Thunderbay Funding, 3.120%, due 07/26/05	3,991,014
6,200,000		Verizon Global Funding, 3.500%, due 07/14/06	6,200,000
1,400,000		Washington Mutual Bank, 3.140%, due 07/18/05	1,400,000
9,400,000		Washington Mutual Bank, 3.140%, due 05/31/06	9,400,000
1,500,000		Westpac Trust Ltd., 3.200%, due 08/11/05	1,494,414
12,000,000		Windmill Funding I Corp., 0.000%, due 07/01/05	12,000,000

		Total Commercial Paper
		(Cost $164,369,484)	164,369,484

CORPORATE BONDS/NOTES: 31.7%
2,600,000	#	American General Financial Corp., 3.220%, due 08/15/06	2,600,000
5,100,000		Bank One Corp., 7.625%, due 08/01/05	5,120,970
3,800,000		Bank One NA, 3.454%, due 07/26/05	3,800,470

3,400,000		Bear Stearns Cos., Inc., 3.170%, due 08/07/06		3,400,000
3,325,000		Bear Stearns Cos., Inc., 3.330%, due 08/28/06		3,325,000
3,700,000		Bear Stearns Cos., Inc., 3.390%, due 11/28/05		3,701,190
1,745,000		Caterpillar Financial Services Corp., 3.530%, due 09/29/05		1,745,113
2,000,000		CFSB USA, 3.710%, due 06/19/06		2,004,389
2,700,000		Citigroup, Inc., 6.750%, due 12/01/05		2,740,274
6,600,000		Credit Suisse First Boston, 3.380%, due 12/08/05		6,600,867
4,100,000		Crown Point Capital Co., 3.100%, due 08/08/05		4,099,891
5,900,000		General Electric Capital Corp., 3.284%, due 08/09/06		5,901,010
1,500,000		General Electric Capital Corp., 3.410%, due 02/03/06		1,502,120
3,200,000	#	Goldman Sachs Group LP, 3.210%, due 08/15/06		3,200,000
2,900,000	@@, #	HBOS Treasury Services PLC, 3.131%, due 08/01/06		2,900,000
2,025,000	@@, #	HBOS Treasury Services PLC, 3.230%, due 07/29/05		2,025,116
4,800,000	@@, #	HBOS Treasury Services PLC, 3.510%, due 07/24/06		4,800,000
3,400,000		M&I Marshall & Ilsley Bank, 3.360%, due 02/20/06		3,402,905
7,400,000	#, I	Money Market Trust Series A, 3.295%, due 08/09/06		7,400,000
250,000		PNC Bank NA, 3.210%, due 03/21/06		249,889
3,500,000		Societe Generale, 3.260%, due 03/30/06		3,499,178
2,000,000	#	The Bank of New York Co., Inc., 3.354%, due 08/28/06		2,000,000
5,430,000		Verizon Global Funding Corp., 6.750%, due 12/01/05		5,517,485
6,100,000		Wachovia Corp., 7.550%, due 08/18/05		6,132,786
2,750,000		Wells Fargo & Co., 3.180%, due 08/02/06		2,750,000
2,100,000		Westpac Banking Corp., 3.400%, due 07/11/06		2,100,000

		Total Corporate Bonds/Notes
		(Cost $92,518,653)		92,518,653

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.6%
		Federal Home Loan Bank: 2.2%
6,300,000		2.500%, due 12/15/05		6,284,243

				6,284,243

		Federal National Mortgage Association: 1.4%
1,900,000		3.297%, due 10/07/05		1,900,550
2,100,000		6.000%, due 12/15/05		2,127,506

				4,028,056

		Total U.S. Government Agency Obligations
		(Cost $10,312,299)		10,312,299

SHORT-TERM INVESTMENTS: 3.9%
11,373,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $11,374,058 to be received upon repurchase (Collateralized by $9,380,000 Federal National Mortgage Association, 6.250%, Market Value plus accrued interest $11,601,864, due 05/15/29)		11,373,000

		Total Repurchase Agreement
		(Cost $11,373,000)		11,373,000

		Total Investments In Securities
		(Cost $290,373,436)*	99.5%	$290,373,436
		Other Assets and Liabilities—Net	0.5	1,472,097

		Net Assets	100.0%	$291,845,533

(1)

All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

@@	Foreign Issuer
I	Illiquid security
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors. At June 30, 2005, these securities totaled $39,825,116, or 13.6% of net assets.

*	Cost for federal income tax purposes is the same as for financial statement purposes.

Pursuant to guidelines adopted by the Fund’s Board, the following securities held in the Brokerage Cash Reserves have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 10% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Newcastle CDO I Ltd., 3.330%, due 10/24/05	3,200,000	10/23/03	$3,200,000	$3,200,000	1.1%
Goldman Sachs Group, 3.270%, due 02/13/06	6,500,000	01/13/05	6,500,000	6,500,000	2.2%
Money Market Trust Series A, 3.295%, due 08/09/06	7,400,000	08/09/06	7,400,000	7,400,000	2.5%
			$17,100,000	$17,100,000	5.8%

PORTFOLIO OF INVESTMENTS
ING Aeltus Money Market Fund(1)	as of June 30, 2005 (Unaudited)

Principal Amount			Value

CERTIFICATE OF DEPOSIT: 0.6%
$1,325,000		Barclays Bank PLC, 3.275%, due 09/02/05	$1,324,679

		Total Certificate of Deposit
		(Cost $1,324,679)	1,324,679

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.7%
2,100,000	#	Cheyne 2004-1A, 3.250%, due 11/10/05	2,100,000
3,000,000	#, I	Newcastle CDO I Ltd., 3.330%, due 10/24/05	3,000,000
2,900,000	#	Putnam Structured Product CDO, 3.240%, due 08/15/05	2,900,000
1,700,000	#	Whitehawk CDO Funding Ltd., 3.420%, due 09/15/05	1,700,000

		Total Collateralized Mortgage Obligations
		(Cost $9,700,000)	9,700,000

COMMERCIAL PAPER: 56.5%
900,000	@@	Alliance & Leicester Group, 3.330%, due 10/27/05	900,467
4,900,000		American Express Bank, 3.196%, due 03/16/06	4,900,000
1,000,000		American Express Centurion Bank, 3.170%, due 03/03/06	1,000,199
1,000,000		American Express Credit Corp., 3.286%, due 10/14/05	1,000,293
610,000		American General Finance Corp., 5.875%, due 07/14/06	621,471
1,000,000	@@	ASB Bank, Ltd., 2.790%, due 07/07/05	999,458
1,500,000	@@	ASB Bank, Ltd., 3.110%, due 07/22/05	1,497,157
4,000,000	@@	ASB Bank, Ltd., 3.230%, due 08/09/05	3,985,700
4,200,000		Barton Cap Corp, 3.170%, due 07/01/05	4,200,000
1,100,000		Bellsouth Telecommunications, 3.410%, due 07/01/05	1,100,000
1,500,000		CBA Finance, 2.850%, due 07/08/05	1,499,052
3,500,000		CBA Finance, 3.030%, due 07/25/05	3,492,650
7,300,000		Concord Minutemen Capital, 3.150%, due 07/07/06	7,300,001
2,200,000		Concord Minutemen Capital, 3.160%, due 07/07/06	2,199,983
6,900,000		Crown Point Capital Co. LLC, 2.980%, due 07/14/05	6,892,003
1,800,000		Danske Corp., 2.670%, due 07/07/05	1,799,067
500,000		General Electric Capital Corp., 2.240%, due 08/19/05	499,230
1,400,000		Goldman Sachs Group, 3.150%, due 07/01/05	1,400,000
4,200,000	I	Goldman Sachs Group, 3.270%, due 02/13/06	4,200,000
2,200,000	#	Goldman Sachs Group, 3.296%, due 07/29/05	2,200,000
900,000		HBOS Treasury Services PLC, 3.090%, due 07/28/05	897,843
1,100,000		IXIS, 3.160%, due 08/02/05	1,096,822
2,900,000		Master Funding LLC, 2.680%, due 07/07/05	2,898,487
1,150,000		Master Funding LLC, 2.880%, due 07/12/05	1,148,851
1,150,000		Master Funding LLC, 2.950%, due 07/13/05	1,148,777
1,700,000		Master Funding LLC, 3.000%, due 07/12/05	1,698,369
2,500,000		Master Funding LLC, 3.260%, due 08/09/05	2,490,981
600,000		Merrill Lynch & Co., Inc., 6.000%, due 07/15/05	600,625
3,000,000		Monument Gardens Funding LLC, 2.600%, due 07/06/05	2,998,700
1,400,000		Monument Gardens Funding LLC, 2.790%, due 07/14/05	1,398,382
5,000,000		Monument Gardens Funding LLC, 3.190%, due 08/18/05	4,978,400
2,800,000		Morgan Stanley, 3.340%, due 08/15/05	2,800,327
1,050,000		Morgan Stanley Group, Inc., 3.750%, due 03/27/06	1,052,043
1,200,000		Rabobank Financial Corp., 3.060%, due 07/27/05	1,197,253
900,000		Rabobank Financial Corp., 3.070%, due 07/26/05	898,006
4,300,000		Saint Germain Holdings Ltd., 2.870%, due 07/12/05	4,295,888
2,000,000		Saint Germain Holdings Ltd., 2.990%, due 07/15/05	1,997,511
1,150,000		Three Pillars Funding, 2.760%, due 07/08/05	1,149,295
2,100,000		Three Pillars Funding, 2.970%, due 07/14/05	2,097,573
5,000,000		Three Pillars Funding, 3.400%, due 07/01/05	5,000,000
2,000,000		Thunderbay Funding, 3.120%, due 07/01/05	2,000,000
2,800,000		Thunderbay Funding, 3.120%, due 07/26/05	2,793,710
5,400,000		Verizon Global Funding, 3.500%, due 07/14/06	5,399,999
900,000		Washington Mutual Bank FA, 3.140%, due 07/18/05	900,000
6,700,000		Washington Mutual Bank FA, 3.140%, due 05/31/06	6,700,000

1,000,000		Westpac Trust Ltd., 3.200%, due 08/11/05	996,276
1,800,000		Windmill Funding I Corp., 3.260%, due 07/01/05	1,800,000
1,527,000		Yorktown Capital, 2.730%, due 07/07/05	1,526,191

		Total Commercial Paper
		(Cost $115,647,040)	115,647,040

CORPORATE BONDS/NOTES: 31.7%
1,750,000	#	American General Financial Corp., 3.220%, due 08/15/06	1,750,000
1,000,000		Associates Corp. of N. America, 6.000%, due 07/15/05	1,001,065
3,700,000		Bank One Corp., 7.625%, due 08/01/05	3,715,248
2,600,000		Bank One NA, 3.454%, due 07/26/05	2,600,321
2,500,000		Bear Stearns Cos., Inc., 3.170%, due 08/07/06	2,500,000
2,350,000		Bear Stearns Cos., Inc., 3.330%, due 08/28/06	2,350,000
2,600,000		Bear Stearns Cos., Inc., 3.390%, due 11/28/05	2,600,836
1,900,000		Bear Stearns Cos., Inc., 6.250%, due 07/15/05	1,902,148
1,900,000		Citigroup, Inc., 6.750%, due 12/01/05	1,928,341
4,500,000		Credit Suisse First Boston, 3.380%, due 12/08/05	4,500,591
2,600,000		Crown Point Capital Co., 3.100%, due 08/08/05	2,599,931
5,000,000		General Electric Capital Corp., 3.284%, due 08/09/06	5,000,000
2,200,000	#	Goldman Sachs Group LP, 3.210%, due 08/15/06	2,200,000
1,400,000	@@, #	HBOS Treasury Services PLC, 3.131%, due 08/01/06	1,400,000
1,750,000		HBOS Treasury Services PLC, 3.230%, due 07/29/05	1,750,100
4,100,000	@@, #	HBOS Treasury Services PLC, 3.510%, due 07/24/06	4,100,000
6,700,000	#, I	Money Market Trust Series A, 3.295%, due 08/09/06	6,700,000
2,350,000		Societe Generale, 3.260%, due 03/30/06	2,349,448
2,000,000	#	The Bank of New York Co., Inc., 3.354%, due 08/28/06	2,000,000
4,015,000		Verizon Global Funding Corp., 6.750%, due 12/01/05	4,079,687
715,000		Wachovia Corp., 7.450%, due 07/15/05	716,118
2,950,000		Wachovia Corp., 7.550%, due 08/18/05	2,965,913
2,500,000		Wells Fargo & Co., 3.180%, due 08/02/06	2,500,000
1,600,000		Westpac Banking Corp., 3.400%, due 07/11/06	1,600,000

		Total Corporate Bonds/Notes
		(Cost $64,809,747)	64,809,747

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.4%
		Federal Home Loan Bank: 2.1%
4,300,000		2.500%, due 12/15/05	4,289,246

			4,289,246

		Federal National Mortgage Association: 1.3%
1,200,000		3.297%, due 10/07/05	1,200,347
1,400,000		6.000%, due 12/15/05	1,418,337

			2,618,684

		Total U.S. Government Agency Obligations
		(Cost $6,907,930)	6,907,930

REPURCHASE AGREEMENT: 2.6%
5,272,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $5,272,491 to be received upon repurchase (Collateralized by $4,350,000 Federal National Mortgage Association, 6.250%, Market Value plus accrued interest $5,380,395, due 05/15/29)	5,272,000

		Total Repurchase Agreement
		(Cost $5,272,000)	5,272,000

Total Investments In Securities
(Cost $203,661,396)*	99.5%	$203,661,396
Other Assets and Liabilities—Net	0.5	996,797

Net Assets	100.0%	$204,658,193

(1)

All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

@@	Foreign issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees. At June 30, 2005 these securities totaled $31,800,100 or 15.5% of net assets.

I	Illiquid security
*	Cost for federal income tax purposes is the same as for financial statement purposes.

Pursuant to guidelines adopted by the Fund’s Board, the following securities held in the ING Aeltus Money Market Fund have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 10% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Newcastle CDO I Ltd., 3.330%, due 10/24/05	3,000,000	10/23/03	$3,000,000	$3,000,000	1.4%
Goldman Sachs Group, 3.270%, due 02/13/06	4,200,000	01/13/05	4,200,000	4,200,000	2.1%
Money Market Trust Series A, 3.295%, due 08/09/06	6,700,000	04/15/03	6,700,000	6,700,000	3.3%
			$13,900,000	$13,900,000	6.8%

PORTFOLIO OF INVESTMENTS
ING Government Fund	as of June 30, 2005 (Unaudited)

Principal Amount			Value

CORPORATE BONDS/NOTES: 6.4%
		Auto Manufacturers: 0.0%
$10,000	S	Ford Motor Co., 7.450%, due 07/16/31	$8,370

			8,370

		Banks: 1.2%
70,000	@@, C	Bank of Ireland, 3.689%, due 12/29/49	61,522
100,000	@@, C, S	Bank of Nova Scotia, 2.318%, due 08/31/85	85,280
120,000	@@, C, S	Den Norske Bank ASA, 3.250%, due 08/29/49	100,200
190,000	@@, C	HSBC Bank PLC, 3.788%, due 06/29/49	168,905
250,000	@@, C	Royal Bank of Scotland Group PLC, 3.813%, due 12/29/49	220,538

			636,445

		Diversified Financial Services: 1.5%
37,000		General Motors Acceptance Corp., 7.250%, due 03/02/11	34,733
118,000	S	Goldman Sachs Group, Inc., 3.538%, due 03/02/10	117,919
300,000	@@, #, C, S	Svensk Exportkredit AB, 6.375%, due 10/29/49	311,682
306,818	S	Toyota Motor Credit Corp., 2.750%, due 08/06/09	300,103

			764,437

		Electric: 0.2%
83,000	#, C, S	Pinnacle West Energy Corp., 3.630%, due 04/01/07	83,055

			83,055

		Multi-National: 2.9%
1,500,000		International Finance Corp., 5.250%, due 05/02/06	1,514,363

			1,514,363

		Oil and Gas: 0.6%
320,000	#, S	Pemex Project Funding Master Trust, 4.710%, due 06/15/10	330,880

			330,880

		Total Corporate Bonds/Notes
		(Cost $3,286,646)	3,337,550

U.S. GOVERNMENT AGENCY OBLIGATIONS: 57.1%
		Federal Home Loan Bank: 4.8%
590,000	S	3.250%, due 12/17/07	581,980
1,400,000	C, S	3.875%, due 02/15/08	1,398,403
545,000	C, S	4.570%, due 10/17/08	546,715

			2,527,098

		Federal Home Loan Mortgage Corporation: 19.4%
1,375,000	C, S	2.700%, due 03/16/07	1,349,388
2,000,000	C, L, S	3.875%, due 01/12/09	1,984,294
1,000,000	L, S	5.125%, due 10/15/08	1,037,641
2,000,000	S	5.500%, due 07/15/06	2,035,166
3,400,000		5.875%, due 03/21/11	3,670,422
44,644		9.500%, due 07/01/20	49,667

			10,126,578

		Federal National Mortgage Association: 32.2%
1,000,000	C, S	2.750%, due 08/11/06	989,067

1,050,000	S	3.000%, due 08/15/07	1,032,896
2,000,000	C, S	3.410%, due 08/30/07	1,978,664
2,000,000	C, S	3.550%, due 01/12/07	1,992,797
1,600,000	C, S	3.875%, due 02/01/08	1,595,219
1,500,000	S	4.750%, due 01/02/07	1,518,758
5,000,000		5.000%, due 07/15/34	5,001,559
1,660,000	S	5.250%, due 04/15/07	1,701,415
962,010		6.500%, due 02/01/29	1,007,390

			16,817,765

		Government National Mortgage Association: 0.5%
38,720		7.000%, due 12/15/23	41,208
69,159		7.000%, due 04/15/26	73,464
49,222		9.000%, due 05/15/16	53,707
76,864		9.000%, due 07/15/16	83,868
18,126		9.500%, due 11/15/21	20,143

			272,390

		Other Agency Obligations: 0.2%
78,623	C, S	Small Business Administration Participation Certificates, 8.250%, due 11/01/11	83,283

			83,283

		Total U.S. Government Agency Obligations
		(Cost $29,794,942)	29,827,114

U.S. TREASURY OBLIGATIONS: 24.2%
		U.S. Treasury Bonds: 20.3%
1,085,000	S	2.000%, due 01/15/14	1,177,384
91,000	L	5.375%, due 02/15/31	107,408
5,000,000	C, S	13.250%, due 05/15/14	6,701,371
2,310,000	C, S	14.000%, due 11/15/11	2,628,798

			10,614,961

		U.S. Treasury Notes: 2.1%
25,000	S	2.625%, due 11/15/06	24,679
300,000	S	4.000%, due 02/15/14	301,899
775,000	L, S	4.125%, due 05/15/15	786,564

			1,113,142

		U.S. Treasury STRIP: 1.8%
930,000	S	2.860%, due 08/15/05	926,648

			926,648

		Total U.S. Treasury Obligations
		(Cost $13,444,479)	12,654,751

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.6%
		Commercial Mortgage-Backed Securities: 0.2%
67,773	C, S	Credit Suisse First Boston Mortgage Securities Corp., 5.900%, due 12/16/35	68,906

			68,906

		Whole Loan Collateralized Mortgage Obligations: 9.4%
2,403,601	C, S	Bank of America Mortgage Securities, 3.714%, due 05/25/34	2,397,869
650,833	C, S	Bank of America Mortgage Securities, 5.500%, due 12/25/33	656,796
989,935	C, S	Residential Accredit Loans, Inc., 6.000%, due 08/25/34	1,031,011
834,095	C, S	Thornburg Mortgage Securities Trust, 3.684%, due 09/25/34	836,672

			4,922,348

		Total Collateralized Mortgage Obligations
		(Cost $4,980,665)	4,991,254

MUNICIPAL BONDS: 0.8%
		Municipal: 0.8%
85,000	S	City of New York, NY, 5.000%, due 11/01/08		90,247
85,000	S	City of New York, NY, 5.000%, due 11/01/11		92,772
85,000	C, S	City of New York, NY, 5.000%, due 11/01/15		93,709
150,000	C, S	City of New York, NY, 5.000%, due 04/01/35		158,516

		Total Municipal Bonds
		(Cost $430,928)		435,244

Shares				Value

PREFERRED STOCK: 0.7%
		Banks: 0.7%
35	#, C	DG Funding Trust		$376,469

		Total Preferred Stock
		(Cost $380,176)		376,469

		Total Long-Term Investments
		(Cost $52,317,836)		51,622,382

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 17.4%
		Repurchase Agreement: 9.7%
$5,078,000	S	Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $5,078,473 to be received upon repurchase (Collateralized by $16,450,000 Federal Home Loan Bank, 7.250%, Market Value plus accrued interest $5,179,612, due 05/15/30).		$5,078,000

		Total Repurchase Agreement
		(Cost $5,078,000)		5,078,000

		Securities Lending CollateralCC: 7.7%
1,000,000		Bear Stearns & Co. Repurchase Agreement, 3.380%, due 07/01/05		1,000,000
1,000,000		Credit Suisse First Boston Repurchase Agreement, 3.000%, due 07/01/05		1,000,000
1,004,000		Goldman Sachs & Co. Repurchase Agreement, 3.450%, due 07/01/05		1,004,000
906,000		J.P. Morgan Securities Repurchase Agreement, 3.350%, due 07/01/05		906,000
105,000		Merrill Lynch & Co., Inc. Repurchase Agreement, 3.410%, due 07/01/05		105,000

		Total Securities Lending Collateral
		(Cost $4,015,000)		4,015,000

		Total Short-Term Investments
		(Cost $9,093,000)		9,093,000

		Total Investments In Securities
		(Cost $61,410,836)*	116.2%	$60,715,382
		Other Assets and Liabilities—Net	(16.2)	(8,483,269)

		Net Assets	100.0%	$52,232,113

@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.

cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for futures, when-issued or delayed delivery securities held at June 30, 2005.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.

*	Cost for federal income tax purposes is $61,410,978.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$265,414
	Gross Unrealized Depreciation	(961,010)
	Net Unrealized Depreciation	$(695,596)

See Accompanying Notes to Financial Statements

Information concerning open futures contracts for the ING Government Fund at June 30, 2005 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

Eurodollar Future	53	$12,739,875	09/19/05	$(11,528)
U.S. 10 Year Treasury Note	7	794,281	09/21/05	4,888
U.S. Long Bond Future	9	1,068,750	09/21/05	7,727
		$14,602,906		$1,087

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain

Eurodollar future	53	$12,723,975	12/19/05	$6,360
U.S. 2 Year Treasury Note	28	5,815,250	09/30/05	3,798
		$18,539,225		$10,158

Information concerning the Interest Rate Swap Agreements outstanding for the ING Government Fund at June 30, 2005 is shown below:

	Termination Date	Notional Principal		Unrealized Depreciation

Received a fixed rate equal to 2.955% and pay a floating rate based on 3 months LIBOR.
Counterparty: Morgan Stanley	04/20/2007	USD	5,000,000	$(87,500)

Total Swap Agreements				(87,500)

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Series Funds, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 29, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 29, 2005